2. Investment Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment securities available for sale
Amortized Cost	$ 224,654	$ 244,924
Estimated Fair Value	229,321	249,946
Mortgage-backed securities
Investment securities available for sale
Amortized Cost	53,124	66,654
Gross Unrealized Gains	814	1,221
Gross Unrealized Losses	329	290
Estimated Fair Value	53,609	67,585
U.S. Government sponsored enterprises
Investment securities available for sale
Amortized Cost	40,504	38,188
Gross Unrealized Gains	140	308
Gross Unrealized Losses	264	274
Estimated Fair Value	40,380	38,222
State and political subdivisions
Investment securities available for sale
Amortized Cost	129,276	137,832
Gross Unrealized Gains	4,310	4,176
Gross Unrealized Losses	16	152
Estimated Fair Value	133,570	141,856
Corporate bonds
Investment securities available for sale
Amortized Cost	1,500	1,500
Gross Unrealized Gains	12	33
Gross Unrealized Losses	0	0
Estimated Fair Value	1,512	1,533
Trust preferred securities
Investment securities available for sale
Amortized Cost	250	750
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	250	750
Total
Investment securities available for sale
Amortized Cost	224,654	244,924
Gross Unrealized Gains	5,276	5,738
Gross Unrealized Losses	609	716
Estimated Fair Value	$ 229,321	$ 249,946